33. Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share attributed to the Company's shareholders (in R$ per share)
Schedule of earning per share

Basic earnings per share are calculated by dividing income attributable to shareholders of the Company by the weighted average number of shares issued during the tax year.

	2019	2018	2017

Income attributable to shareholders of the Company	3,622,127	2,545,101	1,234,507

Weighted average number of common shares issued (thousands)	2,420,481	2,420,172	2,420,016

Basic earnings per share (expressed in R$)	1.50	1.05	0.51

Diluted earnings per share are calculated by adjusting the weighted average number of shares outstanding to assume the conversion of all dilutive potential shares.

	2019	2018	2017

Income attributable to shareholders of the Company	3,622,127	2,545,101	1,234,507

Weighted average number of common shares issued (thousands)	2,421,018	2,421,075	2,421,072

Diluted earnings per share (expressed in R$)	1.50	1.05	0.51